Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	As at December 31,
	2023	2022
Trade payables	388,126	670,965
Employee benefits payable	24,091	15,925
Accrual and other payables	1,823,771	632,186
	2,235,988	1,319,076

Schedule of Aging Analysis of Trade Payables	The aging analysis of trade payables is as follows:
	As at December 31,
	2023	2022
Past due for less than 4 months	388,126	431,202
Past due for over 4 months	-	239,763
	388,126	670,965